Acquisitions, investments, purchases of intangible assets and divestitures - Proceeds from divestitures (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Acquisitions, investments, purchases of intangible assets and divestitures
Proceeds from divestitures	€ (1,683,292,000)	€ (437,031,000)	€ (193,893,000)
Cash portion of proceeds from divestitures	(1,682,975,000)	(415,388,000)	(190,247,000)
Non-cash portion of proceeds from divestitures	€ (317,000)	€ (21,643,000)	€ (3,646,000)